MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Marketable Securities and Fair Value Measurement [Abstract]
MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS
NOTE 3 - MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS:

Marketable securities as of December 31, 2019 and 2018, consisted of government bonds, corporate debt securities and certificates of deposit. These marketable securities are recorded at fair value.

The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2019	2018
Government bonds *	104,349	21,932
Corporate debt securities	14,023	4,600
Certificates of deposit	1,772	-
Total	120,144	26,532

*	As of December 31, 2019 and 2018, consists of $2,104 and $2,054 non-U.S government bonds, respectively.

The Company classifies marketable securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value. See also note 2(v).

The following table sets forth the Company’s financial assets as of December 31, 2019 and 2018, that are measured at fair value on a recurring basis during the period:

	December 31, 2019
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains

Level 2 securities:
Government bonds	104,349	104,230	(38)	157
Certificates of deposit	1,772	1,768	-	4
Corporate debt securities	14,023	13,985	(15)	53
Total	120,144	119,983	(53)	214

	December 31, 2018
		Cost or	Gross
	Fair	amortized	unrealized	Gross unrealized
	value	cost	holding loss	holding gains
Level 2 securities:
Government bonds	21,932	21,878	(3)	57
Corporate debt securities	4,600	4,606	(15)	9
Total	26,532	26,484	(18)	66

As of December 31, 2019 and 2018, the Company considered the decreases in market value on its marketable securities to be temporary in nature and did not consider any of the Company’s investments to be other-than-temporarily impaired.

As of December 31, 2019 and 2018, the Company’s debt securities had the following maturity dates:

	December 31
	2019	2018
Due within one year	32,642	12,801
1 to 2 years	41,784	9,068
2 to 3 years	45,718	2,609
3 to 4 years	-	2,054
Total	120,144	26,532